Trade payables (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of detailed information about current trade payables
	March 31, 2026	March 31, 2025
Trade payables	7,455	8,052
	7,455	8,052